UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2006




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GNMA TRUST- ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2006

[LOGO OF USAA]
   USAA(R)

                       USAA GNMA Trust(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
       MAY 31, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               9

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Distributions to Shareholders                                             15

    Report of Independent Registered Public Accounting Firm                   16

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         20

    Financial Statements                                                      21

    Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                               35

ADVISORY AGREEMENTS                                                           37

DIRECTORS' AND OFFICERS' INFORMATION                                          43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                          IT IS A CLASSIC SCENARIO. WHEN MARKETS
[PHOTO OF CHRISTOPHER W. CLAUS]             GO UP, RISK TOLERANCE GOES UP, AND
                                           INVESTORS START TO CHASE PERFORMANCE.

                                                            "

                                                                       June 2006
--------------------------------------------------------------------------------

         Remember risk? It is the flip side of the risk/reward equation. In exchange for the possibility of higher returns, you take on more risk. But during the last two to three years, many investors have forgotten this fundamental investment truth. Hungry for returns in the low-interest-rate environment, they flocked into the riskier asset classes - the emerging markets, small-cap stocks, precious metals, and commodities. Investor experience has been all about reward and very little about risk.

         In May, however, risk finally re-emerged as a consideration in investment decision-making. Rising global interest rates and the potential for a worldwide economic slowdown have led to increased market volatility, reminding investors that outsized rewards are generally paired with greater risk. As a result, the old adage that you should be paid for the risk you assume has taken on renewed meaning.

         It is a classic scenario. When markets go up, risk tolerance goes up, and investors start to chase performance. The opposite approach is often the better course. You would be wise to cultivate patience during rising markets and potentially reduce the amount of risk you take. Experienced investors know that as market returns increase, so do the chances of a correction.

         Still, when the financial markets are awash in liquidity, it is easy to forget the fundamentals. If you cannot find the returns you want in conservative equity and fixed-income investments, you are tempted to seek higher returns elsewhere. This is precisely what happened during the last couple of years.

         But in the spring, it all began to unravel as global interest rates continued to rise. In the months ahead, we may see even higher short-term rates as

 . . . C O N T I N U E D
========================--------------------------------------------------------

         the Federal Reserve Board (the Fed) tries to combat inflation. We may also see a slowdown in the U.S. economy, and if the U.S. economy cools, the world economy is likely to follow suit.

         In this environment, money market fund yields - currently near 5% - are appealing, especially for risk-averse investors. Once the Fed pauses, bonds should become more attractive. For equity investors, the most prudent play may be a conservative stance. They might also want to consider locking in some of their gains in the emerging markets, small-cap stocks, precious metals, and commodities.

         At USAA Investment Management Company, we have already taken a more conservative position in our international and emerging markets portfolios - perhaps earlier than a crystal ball would have suggested
         - but as the market has fallen, our relative performance has been solid. Going forward, we will continue to look for investment opportunities that have the potential to add value while evaluating the risks that could affect them.

         From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]    MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the year ended May 31, 2006, the USAA GNMA Trust had a total return of 0.40%. This compares to a 0.10% return for the Lipper GNMA Funds Index and 0.72% for the Lehman Brothers GNMA 30-Year Index.

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

         The Federal Reserve Board (the Fed) continued to raise short-term interest rates; by the end of May 2006, the federal funds rate stood at 5%, up from a low of 1% in June 2004. Unlike the previous reporting year, when long-term rates remained stubbornly low in the face of Fed hikes, long-term rates moved up substantially, although not as much as short-term rates. The yield on the benchmark 10-year U.S. Treasury bond rose from 3.98% on May 31, 2005, to 5.12% a year later (see chart on next page).

         Partially driving the Fed's decision-making were the strong U.S. economy and occasional signs of inflation. Some indications of an economic slowdown began to appear during the latter part of the period. We've noted before that there's a lag between Fed rate hikes and their impact on the economy. It's our view that the cumulative effects of two years of sustained tightening are beginning to be felt.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  HISTORICAL YIELD CURVE

             [CHART OF HISTORICAL YIELD CURVE]

                 5/31/05          5/31/06           CHANGE
                 -------          -------           ------
3 MONTH           2.940%           4.833%           1.8932%
6 MONTH           3.108            5.062            1.9544
 2 YEAR           3.574            5.033            1.4594
 3 YEAR           3.626            5.030            1.4040
 5 YEAR           3.735            5.032            1.2971
10 YEAR           3.981            5.119            1.1376
30 YEAR           4.320            5.228            0.9072

SOURCE: BLOOMBERG L.P.

                        [END CHART]

HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

         Mortgage-backed securities outperformed the overall bond market. One reason is that mortgage-backed securities have interest-rate sensitivity similar to that of short- to intermediate-term bonds.
         Even though mortgage-backed securities have 15- or 30-year final maturities, they are paid off when a mortgage is refinanced or a house is sold, giving mortgages a weighted average life that is substantially less than the final maturity. Another performance driver was the fact that there is no risk of leveraged buyouts (LBOs) in GNMA securities (GNMAs) as there is in corporate bonds. In an LBO, a private equity fund can take a corporation private at the expense of current bondholders. Finally, we saw substantial foreign buying of GNMAs. Foreigners are

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         attracted to GNMAs because of their U.S. government guarantee. In the first part of the reporting year, foreign buying pushed valuations to very high levels relative to other mortgage-backed securities. But in 2006, foreign buying has cooled, leaving GNMAs at more reasonable levels, although still high by historical standards.

                  TREASURY YIELDS AND FED FUNDS RATE

                         [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                     30-YEAR YIELD     10-YEAR YIELD       2-YEAR YIELD     FEDERAL FUNDS RATE
 5/31/2005               4.32%              3.98%              3.58%              3.00%
  6/1/2005               4.24               3.89               3.48               3.00
  6/2/2005               4.24               3.91               3.53               3.00
  6/3/2005               4.28               3.98               3.56               3.00
  6/6/2005               4.24               3.95               3.58               3.00
  6/7/2005               4.19               3.90               3.56               3.00
  6/8/2005               4.22               3.94               3.60               3.00
  6/9/2005               4.23               3.95               3.62               3.00
 6/10/2005               4.33               4.05               3.70               3.00
 6/13/2005               4.37               4.09               3.70               3.00
 6/14/2005               4.42               4.11               3.69               3.00
 6/15/2005               4.40               4.10               3.71               3.00
 6/16/2005               4.37               4.07               3.67               3.00
 6/17/2005               4.36               4.07               3.71               3.00
 6/20/2005               4.39               4.11               3.71               3.00
 6/21/2005               4.33               4.04               3.69               3.00
 6/22/2005               4.24               3.94               3.60               3.00
 6/23/2005               4.25               3.95               3.61               3.00
 6/24/2005               4.22               3.92               3.58               3.00
 6/27/2005               4.19               3.90               3.58               3.00
 6/28/2005               4.25               3.97               3.65               3.00
 6/29/2005               4.26               3.98               3.66               3.00
 6/30/2005               4.19               3.92               3.64               3.25
  7/1/2005               4.30               4.05               3.74               3.25
  7/4/2005               4.30               4.04               3.74               3.25
  7/5/2005               4.36               4.11               3.79               3.25
  7/6/2005               4.33               4.07               3.77               3.25
  7/7/2005               4.32               4.06               3.72               3.25
  7/8/2005               4.34               4.09               3.77               3.25
 7/11/2005               4.34               4.10               3.79               3.25
 7/12/2005               4.39               4.14               3.84               3.25
 7/13/2005               4.40               4.16               3.83               3.25
 7/14/2005               4.42               4.18               3.84               3.25
 7/15/2005               4.40               4.17               3.86               3.25
 7/18/2005               4.47               4.22               3.89               3.25
 7/19/2005               4.42               4.18               3.86               3.25
 7/20/2005               4.39               4.16               3.87               3.25
 7/21/2005               4.50               4.28               3.94               3.25
 7/22/2005               4.44               4.22               3.91               3.25
 7/25/2005               4.47               4.25               3.94               3.25
 7/26/2005               4.45               4.23               3.93               3.25
 7/27/2005               4.47               4.26               3.99               3.25
 7/28/2005               4.40               4.19               3.95               3.25
 7/29/2005               4.47               4.28               4.02               3.25
  8/1/2005               4.51               4.31               4.04               3.25
  8/2/2005               4.55               4.34               4.04               3.25
  8/3/2005               4.50               4.29               4.01               3.25
  8/4/2005               4.52               4.31               4.04               3.25
  8/5/2005               4.58               4.39               4.10               3.25
  8/8/2005               4.60               4.42               4.15               3.25
  8/9/2005               4.57               4.39               4.11               3.50
 8/10/2005               4.58               4.39               4.12               3.50
 8/11/2005               4.52               4.32               4.07               3.50
 8/12/2005               4.45               4.24               4.04               3.50
 8/15/2005               4.48               4.28               4.06               3.50
 8/16/2005               4.42               4.21               4.00               3.50
 8/17/2005               4.48               4.27               4.05               3.50
 8/18/2005               4.42               4.20               3.99               3.50
 8/19/2005               4.42               4.21               4.02               3.50
 8/22/2005               4.43               4.21               4.01               3.50
 8/23/2005               4.40               4.18               3.98               3.50
 8/24/2005               4.39               4.17               3.97               3.50
 8/25/2005               4.37               4.16               4.00               3.50
 8/26/2005               4.37               4.19               4.07               3.50
 8/29/2005               4.36               4.17               4.05               3.50
 8/30/2005               4.31               4.09               3.94               3.50
 8/31/2005               4.26               4.02               3.82               3.50
  9/1/2005               4.31               4.03               3.73               3.50
  9/2/2005               4.30               4.04               3.76               3.50
  9/5/2005               4.30               4.03               3.74               3.50
  9/6/2005               4.36               4.10               3.81               3.50
  9/7/2005               4.42               4.14               3.85               3.50
  9/8/2005               4.43               4.15               3.87               3.50
  9/9/2005               4.40               4.12               3.87               3.50
 9/12/2005               4.45               4.17               3.91               3.50
 9/13/2005               4.42               4.13               3.86               3.50
 9/14/2005               4.45               4.17               3.88               3.50
 9/15/2005               4.52               4.21               3.89               3.50
 9/16/2005               4.57               4.27               3.98               3.50
 9/19/2005               4.55               4.25               3.92               3.50
 9/20/2005               4.53               4.24               3.98               3.75
 9/21/2005               4.46               4.17               3.92               3.75
 9/22/2005               4.46               4.18               3.94               3.75
 9/23/2005               4.52               4.25               4.02               3.75
 9/26/2005               4.56               4.29               4.05               3.75
 9/27/2005               4.54               4.28               4.07               3.75
 9/28/2005               4.50               4.26               4.08               3.75
 9/29/2005               4.55               4.30               4.13               3.75
 9/30/2005               4.57               4.33               4.17               3.75
 10/3/2005               4.62               4.39               4.21               3.75
 10/4/2005               4.60               4.37               4.21               3.75
 10/5/2005               4.57               4.34               4.18               3.75
 10/6/2005               4.61               4.39               4.20               3.75
 10/7/2005               4.57               4.37               4.19               3.75
10/10/2005               4.57               4.36               4.19               3.75
10/11/2005               4.60               4.39               4.22               3.75
10/12/2005               4.66               4.44               4.23               3.75
10/13/2005               4.69               4.46               4.23               3.75
10/14/2005               4.70               4.48               4.26               3.75
10/17/2005               4.72               4.50               4.28               3.75
10/18/2005               4.69               4.47               4.25               3.75
10/19/2005               4.69               4.46               4.24               3.75
10/20/2005               4.66               4.43               4.22               3.75
10/21/2005               4.60               4.39               4.21               3.75
10/24/2005               4.66               4.45               4.25               3.75
10/25/2005               4.74               4.54               4.34               3.75
10/26/2005               4.79               4.59               4.37               3.75
10/27/2005               4.77               4.55               4.35               3.75
10/28/2005               4.77               4.57               4.39               3.75
10/31/2005               4.76               4.55               4.38               3.75
 11/1/2005               4.76               4.57               4.40               4.00
 11/2/2005               4.80               4.61               4.43               4.00
 11/3/2005               4.85               4.65               4.46               4.00
 11/4/2005               4.86               4.66               4.47               4.00
 11/7/2005               4.82               4.62               4.45               4.00
 11/8/2005               4.76               4.55               4.41               4.00
 11/9/2005               4.84               4.64               4.49               4.00
11/10/2005               4.74               4.56               4.43               4.00
11/11/2005               4.74               4.57               4.43               4.00
11/14/2005               4.80               4.61               4.49               4.00
11/15/2005               4.75               4.56               4.46               4.00
11/16/2005               4.66               4.47               4.40               4.00
11/17/2005               4.65               4.46               4.37               4.00
11/18/2005               4.68               4.49               4.39               4.00
11/21/2005               4.66               4.46               4.37               4.00
11/22/2005               4.66               4.43               4.30               4.00
11/23/2005               4.70               4.49               4.35               4.00
11/24/2005               4.70               4.47               4.35               4.00
11/25/2005               4.66               4.43               4.35               4.00
11/28/2005               4.62               4.41               4.32               4.00
11/29/2005               4.69               4.48               4.39               4.00
11/30/2005               4.69               4.49               4.41               4.00
 12/1/2005               4.72               4.52               4.44               4.00
 12/2/2005               4.72               4.51               4.42               4.00
 12/5/2005               4.76               4.57               4.47               4.00
 12/6/2005               4.68               4.48               4.40               4.00
 12/7/2005               4.71               4.51               4.40               4.00
 12/8/2005               4.67               4.46               4.36               4.00
 12/9/2005               4.73               4.53               4.40               4.00
12/12/2005               4.75               4.55               4.43               4.00
12/13/2005               4.73               4.52               4.41               4.25
12/14/2005               4.66               4.46               4.36               4.25
12/15/2005               4.67               4.46               4.35               4.25
12/16/2005               4.64               4.44               4.36               4.25
12/19/2005               4.64               4.44               4.37               4.25
12/20/2005               4.65               4.46               4.41               4.25
12/21/2005               4.68               4.49               4.44               4.25
12/22/2005               4.61               4.43               4.38               4.25
12/23/2005               4.55               4.38               4.37               4.25
12/26/2005               4.55               4.38               4.37               4.25
12/27/2005               4.51               4.34               4.35               4.25
12/28/2005               4.53               4.38               4.36               4.25
12/29/2005               4.51               4.36               4.36               4.25
12/30/2005               4.54               4.39               4.40               4.25
  1/2/2006               4.54               4.39               4.40               4.25
  1/3/2006               4.55               4.37               4.33               4.25
  1/4/2006               4.54               4.34               4.30               4.25
  1/5/2006               4.55               4.35               4.32               4.25
  1/6/2006               4.56               4.38               4.35               4.25
  1/9/2006               4.55               4.37               4.35               4.25
 1/10/2006               4.61               4.43               4.40               4.25
 1/11/2006               4.63               4.45               4.42               4.25
 1/12/2006               4.59               4.41               4.38               4.25
 1/13/2006               4.53               4.36               4.34               4.25
 1/16/2006               4.53               4.36               4.33               4.25
 1/17/2006               4.50               4.33               4.33               4.25
 1/18/2006               4.51               4.33               4.33               4.25
 1/19/2006               4.55               4.38               4.37               4.25
 1/20/2006               4.52               4.35               4.35               4.25
 1/23/2006               4.53               4.36               4.35               4.25
 1/24/2006               4.57               4.39               4.39               4.25
 1/25/2006               4.66               4.48               4.46               4.25
 1/26/2006               4.70               4.52               4.49               4.25
 1/27/2006               4.69               4.51               4.50               4.25
 1/30/2006               4.70               4.53               4.51               4.25
 1/31/2006               4.68               4.52               4.52               4.50
  2/1/2006               4.71               4.56               4.58               4.50
  2/2/2006               4.70               4.56               4.60               4.50
  2/3/2006               4.63               4.53               4.57               4.50
  2/6/2006               4.62               4.55               4.61               4.50
  2/7/2006               4.66               4.57               4.60               4.50
  2/8/2006               4.68               4.59               4.63               4.50
  2/9/2006               4.65               4.55               4.66               4.50
 2/10/2006               4.55               4.59               4.68               4.50
 2/13/2006               4.56               4.58               4.67               4.50
 2/14/2006               4.59               4.61               4.68               4.50
 2/15/2006               4.57               4.60               4.69               4.50
 2/16/2006               4.57               4.59               4.69               4.50
 2/17/2006               4.51               4.54               4.68               4.50
 2/20/2006               4.51               4.54               4.68               4.50
 2/21/2006               4.53               4.57               4.70               4.50
 2/22/2006               4.48               4.52               4.67               4.50
 2/23/2006               4.50               4.56               4.72               4.50
 2/24/2006               4.53               4.58               4.72               4.50
 2/27/2006               4.55               4.59               4.73               4.50
 2/28/2006               4.51               4.55               4.68               4.50
  3/1/2006               4.56               4.59               4.70               4.50
  3/2/2006               4.61               4.63               4.71               4.50
  3/3/2006               4.66               4.68               4.75               4.50
  3/6/2006               4.74               4.75               4.77               4.50
  3/7/2006               4.71               4.72               4.75               4.50
  3/8/2006               4.72               4.73               4.72               4.50
  3/9/2006               4.72               4.73               4.71               4.50
 3/10/2006               4.75               4.76               4.74               4.50
 3/13/2006               4.76               4.77               4.72               4.50
 3/14/2006               4.70               4.69               4.64               4.50
 3/15/2006               4.75               4.73               4.68               4.50
 3/16/2006               4.69               4.64               4.62               4.50
 3/17/2006               4.72               4.67               4.64               4.50
 3/20/2006               4.70               4.66               4.65               4.50
 3/21/2006               4.75               4.72               4.74               4.50
 3/22/2006               4.72               4.70               4.74               4.50
 3/23/2006               4.76               4.74               4.77               4.50
 3/24/2006               4.69               4.67               4.71               4.50
 3/27/2006               4.73               4.71               4.74               4.50
 3/28/2006               4.80               4.78               4.80               4.75
 3/29/2006               4.84               4.81               4.80               4.75
 3/30/2006               4.90               4.86               4.84               4.75
 3/31/2006               4.89               4.85               4.82               4.75
  4/3/2006               4.90               4.86               4.85               4.75
  4/4/2006               4.91               4.87               4.82               4.75
  4/5/2006               4.90               4.85               4.80               4.75
  4/6/2006               4.97               4.90               4.84               4.75
  4/7/2006               5.06               4.98               4.90               4.75
 4/10/2006               5.03               4.96               4.88               4.75
 4/11/2006               5.00               4.92               4.86               4.75
 4/12/2006               5.06               4.98               4.91               4.75
 4/13/2006               5.11               5.05               4.95               4.75
 4/14/2006               5.11               5.05               4.95               4.75
 4/17/2006               5.08               5.01               4.90               4.75
 4/18/2006               5.08               4.98               4.83               4.75
 4/19/2006               5.12               5.02               4.85               4.75
 4/20/2006               5.14               5.04               4.88               4.75
 4/21/2006               5.09               5.01               4.90               4.75
 4/24/2006               5.06               4.98               4.88               4.75
 4/25/2006               5.16               5.07               4.94               4.75
 4/26/2006               5.18               5.11               4.99               4.75
 4/27/2006               5.17               5.07               4.90               4.75
 4/28/2006               5.16               5.05               4.86               4.75
  5/1/2006               5.23               5.14               4.95               4.75
  5/2/2006               5.21               5.11               4.91               4.75
  5/3/2006               5.24               5.14               4.94               4.75
  5/4/2006               5.24               5.15               4.97               4.75
  5/5/2006               5.19               5.10               4.93               4.75
  5/8/2006               5.18               5.11               4.95               4.75
  5/9/2006               5.20               5.12               4.96               4.75
 5/10/2006               5.19               5.13               4.99               5.00
 5/11/2006               5.23               5.15               4.99               5.00
 5/12/2006               5.31               5.20               5.01               5.00
 5/15/2006               5.27               5.16               4.98               5.00
 5/16/2006               5.21               5.10               4.95               5.00
 5/17/2006               5.27               5.15               4.95               5.00
 5/18/2006               5.17               5.06               4.91               5.00
 5/19/2006               5.14               5.06               4.96               5.00
 5/22/2006               5.13               5.04               4.95               5.00
 5/23/2006               5.12               5.01               4.92               5.00
 5/24/2006               5.13               5.04               4.94               5.00
 5/25/2006               5.17               5.07               4.95               5.00
 5/26/2006               5.16               5.05               4.95               5.00
 5/29/2006               5.16               5.05               4.95               5.00
 5/30/2006               5.19               5.08               4.97               5.00
 5/31/2006               5.23               5.12               5.04               5.00

SOURCE: BLOOMBERG L.P.

                                        [END CHART]

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

         Concerned about rising interest rates, we began the year with a strategy of maintaining a relatively short duration (a measure of interest-rate sensitivity). We achieved this by buying higher-coupon bonds and keeping some assets in cash equivalents. About halfway through the reporting year, we began to extend duration through purchases of lower-coupon mortgages, and by the end of the period the Fund's interest-rate sensitivity was fairly

 . . . C O N T I N U E D
========================--------------------------------------------------------

         close to neutral. When foreign buying pushed GNMA prices to levels that, in our view, were too high, we restricted new purchases to Fannie Mae and Freddie Mac mortgage-backed securities. By the end of the period, we were taking advantage of the four-year highs in long-term rates to purchase additional securities.

               COUPON RATE COMPOSITION OF MORTGAGE POOLS

      [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]

                                              AVERAGE COUPON RATE
COUPON RATE %                                  5.75% (MAY 2006)
    5.00                                             16.2%
    5.50                                             39.1
    5.88                                              1.7
    6.00                                             27.1
    6.15                                              1.4
    6.50                                             10.2
    6.75                                              0.1
    7.00                                              2.8
    7.50                                              0.7
    8.00                                              0.7

                      [END CHART]

WHAT'S YOUR OUTLOOK?

         Although data on jobs, retail sales, home prices, and manufacturing are finally giving signs that economic growth is slowing, it's still difficult to say when the Fed will stop raising short-term rates. Our view is that the economy will continue to cool, with housing being a key factor. In the last three years, rising residential real estate prices have allowed consumers to maintain their spending by cashing out equity in their homes. Flat to lower home prices, therefore, could dampen consumer spending and slow employment growth, because so many of the new jobs that have been created are in housing-related industries.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         As we move into the new reporting year, risk reduction seems to be the new investment theme. GNMAs should benefit from this emphasis because they are among the safest securities. Of course, for investors in this Fund, it's all about earning income. Although the net asset value will fluctuate, we believe long-term investors should focus on total return and steady income.

COULD THE HOUSING SLOWDOWN HAVE AN IMPACT ON THE FUND?

         GNMAs are backed by the full faith and credit of the U.S. government. If a mortgage-holder defaults on a mortgage in a GNMA pool, the investor will receive all of the principal back. Regardless of housing prices, GNMAs are as safe from a credit-risk perspective as U.S. Treasuries. Indirectly, a housing slowdown could potentially be a catalyst for lower interest rates and a less-aggressive Fed, which, we believe, would be positive for the bond market overall.

         On behalf of everyone at USAA, we thank you for your investment in the Fund.

         THE USAA GNMA TRUST IS NOT INDIVIDUALLY BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GNMA TRUST

             [LOGO OF LIPPER LEADER]       [LOGO OF LIPPER LEADER]
                  PRESERVATION                     EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 4,177 fixed-income funds and for Expense among 148 funds within the Lipper U.S. Mortgage category for the overall period ending May 31, 2006.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF MAY 31, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 4,177 AND 3,506 FIXED-INCOME FUNDS FOR THE THREE-AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 2,171 FIXED-INCOME FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MAY 31, 2006. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 148, 128, AND 79 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY, WITHIN THE LIPPER U.S. MORTGAGE CATEGORY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                          5/31/06                   5/31/05
--------------------------------------------------------------------------------
Net Assets                            $521.2 Million            $594.2 Million
Net Asset Value Per Share                 $9.32                     $9.76

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/06
--------------------------------------------------------------------------------

1 YEAR              5 YEARS              10 YEARS              30-DAY SEC YIELD
0.40%                4.04%                5.57%                     4.97%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MAY 31, 2006

-----------------------------------------------------------------------------------------
                TOTAL RETURN        =        DIVIDEND RETURN        +        PRICE CHANGE
-----------------------------------------------------------------------------------------
10 YEARS           5.57%            =             6.03%             +           (0.46%)
5 YEARS            4.04%            =             5.22%             +           (1.18%)
1 YEAR             0.40%            =             4.91%             +           (4.51%)

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MAY 31, 2006

         [CHART OF TOTAL RETURN, DIVIDEND RETURN, CHANGE IN SHARE PRICE]

                  TOTAL RETURN       DIVIDEND RETURN      CHANGE IN SHARE PRICE
5/31/1997             9.23%               7.28%                   1.95%
5/31/1998            10.65                6.93                    3.72
5/31/1999             3.15                6.25                   -3.10
5/31/2000             0.21                6.51                   -6.30
5/31/2001            12.91                7.36                    5.55
5/31/2002             7.83                5.91                    1.92
5/31/2003             6.49                5.70                    0.79
5/31/2004             0.39                4.72                   -4.33
5/31/2005             5.33                4.92                    0.41
5/31/2006             0.40                4.91                   -4.51

                                [END CHART]

         TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                12-MONTH DIVIDEND YIELD COMPARISON

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA GNMA TRUST      LIPPER GNMA FUNDS AVERAGE
5/31/1997               6.90%                    6.34%
5/31/1998               6.44                     6.13
5/31/1999               6.38                     5.90
5/31/2000               6.87                     6.17
5/31/2001               6.64                     5.92
5/31/2002               5.58                     5.08
5/31/2003               5.54                     4.27
5/31/2004               4.93                     4.06
5/31/2005               4.80                     3.96
5/31/2006               5.15                     4.48

                      [END CHART]

         THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 5/31/97 TO 5/31/06.

         THE LIPPER GNMA FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GNMA FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           CUMULATIVE PERFORMANCE COMPARISON

                     [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LEHMAN BROTHERS
                  GNMA 30-YEAR INDEX       USAA GNMA TRUST     LIPPER GNMA FUNDS INDEX
05/31/96              $10,000.00              $10,000.00              $10,000.00
06/30/96               10,132.66               10,126.73               10,112.14
07/31/96               10,171.18               10,149.32               10,148.63
08/31/96               10,174.59               10,186.85               10,148.43
09/30/96               10,346.04               10,341.78               10,309.22
10/31/96               10,556.99               10,559.00               10,512.34
11/30/96               10,712.85               10,723.87               10,670.17
12/31/96               10,654.68               10,659.85               10,601.56
01/31/97               10,737.46               10,742.02               10,669.75
02/28/97               10,777.20               10,781.66               10,697.10
03/31/97               10,669.25               10,670.50               10,595.01
04/30/97               10,845.69               10,818.59               10,757.88
05/31/97               10,958.67               10,923.31               10,854.20
06/30/97               11,089.73               11,076.01               10,982.01
07/31/97               11,290.08               11,282.17               11,188.96
08/31/97               11,266.50               11,220.87               11,153.69
09/30/97               11,416.95               11,378.46               11,300.66
10/31/97               11,534.73               11,517.32               11,412.90
11/30/97               11,571.89               11,538.88               11,437.65
12/31/97               11,676.48               11,673.47               11,550.42
01/31/98               11,790.38               11,836.73               11,663.74
02/28/98               11,816.66               11,806.33               11,679.91
03/31/98               11,866.48               11,883.87               11,721.45
04/30/98               11,935.21               11,957.55               11,788.38
05/31/98               12,017.27               12,086.84               11,872.41
06/30/98               12,067.69               12,202.29               11,923.93
07/31/98               12,136.17               12,231.50               11,979.73
08/31/98               12,230.83               12,425.98               12,092.00
09/30/98               12,376.09               12,705.15               12,241.38
10/31/98               12,364.57               12,456.91               12,177.01
11/30/98               12,434.97               12,597.23               12,246.85
12/31/98               12,485.71               12,637.69               12,294.68
01/31/99               12,574.25               12,734.87               12,369.26
02/28/99               12,533.03               12,445.04               12,287.74
03/31/99               12,608.85               12,576.50               12,365.13
04/30/99               12,669.31               12,605.62               12,419.15
05/31/99               12,604.57               12,465.64               12,329.78
06/30/99               12,552.93               12,374.20               12,261.81
07/31/99               12,470.26               12,137.74               12,181.41
08/31/99               12,465.51               12,005.76               12,169.47
09/30/99               12,667.25               12,236.51               12,368.03
10/31/99               12,743.06               12,248.67               12,424.77
11/30/99               12,748.39               12,256.30               12,426.30
12/31/99               12,722.34               12,181.15               12,372.93
01/31/00               12,607.64               12,121.01               12,265.00
02/29/00               12,770.61               12,296.25               12,416.20
03/31/00               12,975.29               12,446.87               12,610.93
04/30/00               12,962.52               12,381.64               12,582.34
05/31/00               13,011.66               12,499.11               12,633.36
06/30/00               13,250.73               12,747.31               12,848.05
07/31/00               13,319.72               12,809.09               12,901.01
08/31/00               13,521.56               13,019.76               13,090.87
09/30/00               13,647.28               13,105.59               13,203.43
10/31/00               13,749.99               13,212.21               13,285.96
11/30/00               13,943.00               13,440.43               13,488.66
12/31/00               14,140.22               13,663.46               13,682.04
01/31/01               14,371.46               13,869.53               13,890.15
02/28/01               14,434.57               13,972.18               13,960.42
03/31/01               14,520.83               14,072.32               14,029.69
04/30/01               14,544.71               14,034.88               14,030.07
05/31/01               14,666.83               14,110.43               14,125.42
06/30/01               14,710.42               14,128.61               14,159.74
07/31/01               14,962.47               14,406.34               14,422.65
08/31/01               15,071.57               14,535.09               14,530.18
09/30/01               15,274.98               14,741.77               14,723.33
10/31/01               15,477.83               14,960.80               14,911.31
11/30/01               15,347.64               14,771.25               14,769.07
12/31/01               15,301.95               14,640.13               14,697.07
01/31/02               15,456.65               14,790.79               14,846.56
02/28/02               15,614.15               14,973.50               15,006.13
03/31/02               15,466.09               14,758.04               14,849.63
04/30/02               15,738.03               15,065.90               15,109.19
05/31/02               15,840.99               15,215.45               15,208.19
06/30/02               15,968.42               15,325.48               15,327.14
07/31/02               16,153.52               15,495.25               15,501.99
08/31/02               16,266.07               15,654.82               15,623.12
09/30/02               16,400.67               15,781.77               15,748.97
10/31/02               16,451.26               15,809.21               15,783.30
11/30/02               16,466.80               15,808.22               15,786.26
12/31/02               16,630.55               15,992.20               15,956.13
01/31/03               16,672.62               16,031.15               15,994.62
02/28/03               16,756.07               16,112.19               16,082.99
03/31/03               16,767.90               16,110.41               16,076.06
04/30/03               16,806.76               16,164.46               16,114.72
05/31/03               16,807.34               16,200.49               16,133.26
06/30/03               16,858.45               16,215.08               16,160.33
07/31/03               16,580.02               15,877.80               15,836.11
08/31/03               16,689.23               15,975.62               15,931.91
09/30/03               16,930.15               16,232.57               16,194.79
10/31/03               16,886.00               16,170.74               16,128.31
11/30/03               16,944.51               16,198.55               16,179.70
12/31/03               17,102.67               16,313.94               16,292.53
01/31/04               17,188.18               16,395.79               16,378.19
02/29/04               17,300.77               16,492.25               16,479.18
03/31/04               17,371.65               16,558.90               16,532.59
04/30/04               17,098.13               16,314.04               16,257.65
05/31/04               17,063.42               16,261.82               16,216.59
06/30/04               17,217.84               16,395.86               16,330.76
07/31/04               17,357.14               16,512.81               16,467.48
08/31/04               17,598.10               16,709.55               16,690.00
09/30/04               17,635.22               16,739.69               16,676.58
10/31/04               17,774.60               16,839.69               16,785.82
11/30/04               17,734.15               16,803.29               16,739.24
12/31/04               17,849.42               16,874.49               16,829.14
01/31/05               17,952.95               16,954.95               16,926.84
02/28/05               17,897.30               16,901.90               16,865.76
03/31/05               17,863.29               16,866.15               16,831.37
04/30/05               18,043.71               17,024.82               16,991.40
05/31/05               18,173.62               17,127.78               17,101.57
06/30/05               18,291.75               17,163.02               17,138.67
07/31/05               18,397.85               17,110.17               17,069.71
08/31/05               18,340.81               17,251.87               17,211.98
09/30/05               18,305.96               17,167.60               17,122.44
10/31/05               18,490.85               17,092.50               17,038.19
11/30/05               18,623.99               17,129.29               17,085.82
12/31/05               18,864.24               17,331.71               17,275.99
01/31/06               18,794.44               17,381.44               17,317.22
02/28/06               18,950.43               17,398.92               17,348.26
03/31/06               18,876.53               17,311.81               17,231.28
04/30/06               18,797.25               17,233.57               17,163.26
05/31/06               18,836.72               17,196.59               17,117.83

                              [END CHART]

         DATA FROM 5/31/96 THROUGH 5/31/06.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

         o The Lehman Brothers GNMA 30-Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

         o The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                                ASSET ALLOCATION
                                     5/31/06

                         [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*                            89.4%
Collateralized Mortgage Obligations                                     5.9%
15-Year Fixed-Rate Single-Family Mortgages*                             4.8%
Repurchase Agreements                                                   2.5%

                                   [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED
          PASS-THROUGH SECURITIES, SINGLE-FAMILY.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-19.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA GNMA TRUST

         The following federal tax information related to the Fund's fiscal year ended May 31, 2006, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2007.

         For the fiscal year ended May 31, 2006, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $28,321,000 as qualifying interest income.

16

 R E P O R T  O F  I N D E P E N D E N T   R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GNMA TRUST:

We have audited the accompanying statement of assets and liabilities of the USAA GNMA Trust (a portfolio of USAA Investment Trust) (the "Fund"), including the portfolio of investments, as of May 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through May 31, 2002, were audited by other auditors whose report, dated July 5, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA GNMA Trust at May 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
July 14, 2006

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2006

PRINCIPAL                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                  RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (100.1%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (94.2%)
             Government National Mortgage Assn. I,
  $ 6,113      Pool 604858                                             5.50%      12/15/2018      $  6,067
   32,068      Pool 604713                                             5.50       10/15/2033        31,231
   14,639      Pool 616143                                             5.50       12/15/2033        14,257
    7,277      Pool 615486                                             5.50        7/15/2034         7,092
    6,397      Pool 781378                                             6.00       12/15/2016         6,470
    3,435      Pool 780770                                             6.00        4/15/2028         3,435
    1,227      Pool 482833                                             6.00       11/15/2028         1,226
    3,164      Pool 492703                                             6.00        2/15/2029         3,160
    2,022      Pool 781148                                             6.00        7/15/2029         2,020
    3,284      Pool 584367                                             6.00        5/15/2032         3,277
    9,911      Pool 603869                                             6.00        1/15/2033         9,887
    2,687      Pool 553069                                             6.00        2/15/2033         2,681
    3,902      Pool 581541                                             6.00        7/15/2033         3,893
    2,446      Pool 615955                                             6.00        9/15/2033         2,440
    1,016      Pool 456861                                             6.50        5/15/2028         1,037
      849      Pool 472596                                             6.50        5/15/2028           868
      805      Pool 462642                                             6.50        7/15/2028           822
      776      Pool 464827                                             6.50        9/15/2028           792
    2,132      Pool 490804                                             6.50       11/15/2028         2,177
      101      Pool 434165                                             6.50        1/15/2029           103
       93      Pool 469900                                             6.50        1/15/2029            96
    2,744      Pool 486065                                             6.50        3/15/2031         2,798
    2,203      Pool 485860                                             6.50       10/15/2031         2,246
    1,837      Pool 577423                                             6.50        1/15/2032         1,873
      858      Pool 581120                                             6.50        3/15/2032           874
    2,139      Pool 552707                                             6.50        8/15/2032         2,180
   11,025      Pool 781516                                             6.50        9/15/2032        11,242
       89      Pool 474279                                             6.75        5/15/2028            92
      224      Pool 474256                                             6.75        5/15/2028           229
      157      Pool 440293                                             7.00        4/15/2027           162
    1,434      Pool 780570                                             7.00        5/15/2027         1,485
       66      Pool 478209                                             7.00        6/15/2028            68
      111      Pool 458908                                             7.00        7/15/2028           115
      376      Pool 464128                                             7.00        8/15/2028           389
      294      Pool 486467                                             7.00        8/15/2028           304
      421      Pool 464854                                             7.00        9/15/2028           435
    2,592      Pool 487603                                             7.00        5/15/2029         2,681
    2,022      Pool 487613                                             7.00        6/15/2029         2,091
    1,022      Pool 555482                                             7.00        8/15/2031         1,057

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2006

PRINCIPAL                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                  RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. I,
  $   620      Pool 781328                                             7.00%       9/15/2031      $    642
      995      Pool 564438                                             7.00       10/15/2031         1,029
      343      Pool 563599                                             7.00        6/15/2032           354
    1,278      Pool 563613                                             7.00        7/15/2032         1,321
      621      Pool 780716                                             7.50        2/15/2028           652
      111      Pool 781001                                             7.50        3/15/2029           117
      285      Pool 499432                                             7.50        4/15/2029           299
      424      Pool 470683                                             7.50        7/15/2029           445
      872      Pool 510533                                             7.50       10/15/2029           914
      229      Pool 518539                                             7.50       10/15/2029           239
      141      Pool 538003                                             7.50        8/15/2030           148
      219      Pool 443263                                             7.50       12/15/2030           229
      113      Pool 486050                                             7.50        1/15/2031           119
       74      Pool 530250                                             7.50        1/15/2031            77
      181      Pool 552172                                             7.50       11/15/2031           190
       18      Pool 178674                                             8.00        1/15/2022            20
      373      Pool 352169                                             8.00        6/15/2023           398
      437      Pool 442548                                             8.00        5/15/2027           466
      416      Pool 511530                                             8.00        7/15/2030           444
      171      Pool 520978                                             8.00        9/15/2030           183
      123      Pool 307542                                             8.50        6/15/2021           133
       37      Pool 329602                                             8.50        7/15/2022            40
      158      Pool 312950                                             9.00        7/15/2021           171
             Government National Mortgage Assn. II,
   14,356      Pool 003389                                             5.00        5/20/2033        13,585
   15,674      Pool 003414                                             5.00        7/20/2033        14,831
   10,350      Pool 003568                                             5.00        6/20/2034         9,800
   29,147      Pool 003759                                             5.00        9/20/2035        27,573
    3,799      Pool 003375                                             5.50        4/20/2033         3,684
   12,754      Pool 003530                                             5.50        3/20/2034        12,377
   41,885      Pool 003678(d)                                          5.50        2/20/2035        40,631
   41,853      Pool 003702                                             5.50        4/20/2035        40,600
   23,453      Pool 003736                                             5.50        7/20/2035        22,751
    2,255      Pool 003052                                             6.00        3/20/2031         2,245
    5,096      Pool 003273                                             6.00        8/20/2032         5,072
    4,054      Pool 003285                                             6.00        9/20/2032         4,034
    4,111      Pool 003460                                             6.00       10/20/2033         4,105
    4,261      Pool 448816                                             6.00       12/20/2033         4,234
   12,553      Pool 003517                                             6.00        2/20/2034        12,496
   12,527      Pool 003531                                             6.00        3/20/2034        12,470
   10,222      Pool 003611                                             6.00        9/20/2034        10,176

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2006

PRINCIPAL                                                            COUPON                         MARKET
   AMOUNT    SECURITY                                                  RATE         MATURITY         VALUE
----------------------------------------------------------------------------------------------------------
             Government National Mortgage Assn. II,
  $24,213      Pool 003625                                             6.00%      10/20/2034      $ 24,103
    7,385      Pool 605742                                             6.00       11/20/2034         7,341
   15,000      Pool 003852(c)                                          6.00        5/20/2036        14,929
      754      Pool 003080                                             6.50        5/20/2031           765
      648      Pool 003107                                             6.50        7/20/2031           658
    1,975      Pool 781494                                             6.50        8/20/2031         2,005
    2,882      Pool 781427                                             6.50        4/20/2032         2,923
    2,726      Pool 003250                                             6.50        6/20/2032         2,764
   10,752      Pool 003599                                             6.50        8/20/2034        10,899
    2,334      Pool 002971                                             7.00        9/20/2030         2,394
      312      Pool 003070                                             7.50        4/20/2031           325
       94      Pool 000563                                             8.00       12/20/2022            99
    2,150      Pool 002958                                             8.00        8/20/2030         2,285
             Fannie Mae (+),
   14,744      Pool 846573                                             5.00       12/01/2035        13,844
    1,399      Pool 598427                                             6.00        2/01/2017         1,409
    1,376      Pool 608749                                             6.50       10/01/2016         1,401
    4,705      Pool 618473                                             6.50       12/01/2016         4,791
             Freddie Mac (+),
    4,860      Pool G18095                                             5.00        1/01/2021         4,694
   10,760      Pool A42616                                             5.50       12/01/2035        10,380
                                                                                                  --------
                                                                                                   490,655
                                                                                                  --------
             COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%)
             Government National Mortgage Assn. I,
   15,000      Series 2003-50, Class PC                                5.50        3/16/2032        14,608
    8,703      Series 2002-35, Class C                                 5.88       10/16/2023         8,796
    7,404      Series 2001-12, Class B                                 6.15        6/16/2021         7,484
                                                                                                  --------
                                                                                                    30,888
                                                                                                  --------
             Total U.S. government agency issues (cost: $538,028)                                  521,543
                                                                                                  --------
             REPURCHASE AGREEMENTS (2.5%)(b)
   13,113    UBS Securities LLC, 5.00%, acquired on
               5/31/2006 and due on 6/01/2006 at
               $13,113 (collateralized by $14,150 of
               Fannie Mae Notes(a,+), 4.63%, due 5/01/2013;
               market value $13,376) (cost: $13,113)                                                13,113
                                                                                                  --------

             TOTAL INVESTMENTS (COST: $551,141)                                                   $534,656
                                                                                                  ========

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
MAY 31, 2006

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (c) At May 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $14,929,000.

         (d) At May 31, 2006, a portion of this security was segregated to cover when-issued securities.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2006

ASSETS
   Investments in securities, at market value (identified cost of $551,141)        $534,656
   Cash                                                                                   1
   Receivables:
      Capital shares sold                                                               103
      USAA Transfer Agency Company (Note 6C)                                              3
      Interest                                                                        2,515
      Securities sold                                                                14,875
                                                                                   --------
         Total assets                                                               552,153
                                                                                   --------
LIABILITIES
   Payables:
      Securities purchased                                                           29,901
      Capital shares redeemed                                                           514
      Dividends on capital shares                                                       425
   Accrued management fees                                                               56
   Accrued transfer agent's fees                                                         16
   Other accrued expenses and payables                                                   65
                                                                                   --------
         Total liabilities                                                           30,977
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $521,176
                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $580,404
   Accumulated net realized loss on investments                                     (42,743)
   Net unrealized depreciation of investments                                       (16,485)
                                                                                   --------
            Net assets applicable to capital shares outstanding                    $521,176
                                                                                   ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                   55,946
                                                                                   ========
   Net asset value, redemption price, and offering price per share                 $   9.32
                                                                                   ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
YEAR ENDED MAY 31, 2006

INVESTMENT INCOME
   Interest income                                                  $ 28,032
                                                                    --------
EXPENSES
   Management fees                                                       708
   Administration and servicing fees                                     850
   Transfer agent's fees                                                 876
   Custody and accounting fees                                           113
   Postage                                                                80
   Shareholder reporting fees                                             32
   Trustees' fees                                                          9
   Registration fees                                                      43
   Professional fees                                                      52
   Other                                                                  24
                                                                    --------
      Total expenses                                                   2,787
   Expenses paid indirectly                                               (4)
                                                                    --------
      Net expenses                                                     2,783
                                                                    --------
NET INVESTMENT INCOME                                                 25,249
                                                                    --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                    (126)
   Change in net unrealized appreciation/depreciation                (22,656)
                                                                    --------
      Net realized and unrealized loss                               (22,782)
                                                                    --------
   Increase in net assets resulting from operations                 $  2,467
                                                                    ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
YEARS ENDED MAY 31,

                                                                   2006               2005
                                                              ----------------------------
FROM OPERATIONS

   Net investment income                                      $  25,249          $  24,552
   Net realized gain (loss) on investments                         (126)               686
   Change in net unrealized appreciation/depreciation
      of investments                                            (22,656)             5,792
                                                              ----------------------------
      Increase in net assets resulting
         from operations                                          2,467             31,030
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (28,404)           (28,942)
                                                              ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     69,320             79,152
   Reinvested dividends                                          22,819             22,918
   Cost of shares redeemed                                     (139,240)          (120,435)
                                                              ----------------------------
      Decrease in net assets from capital share
         transactions                                           (47,101)           (18,365)
                                                              ----------------------------
   Capital contribution from USAA Transfer
      Agency Company (Note 6C)                                        3                  -
                                                              ----------------------------

   Net decrease in net assets                                   (73,035)           (16,277)

NET ASSETS
   Beginning of period                                          594,211            610,488
                                                              ----------------------------
   End of period                                              $ 521,176          $ 594,211
                                                              ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    7,237              8,082
   Shares issued for dividends reinvested                         2,387              2,341
   Shares redeemed                                              (14,585)           (12,309)
                                                              ----------------------------
      Decrease in shares outstanding                             (4,961)            (1,886)
                                                              ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
MAY 31, 2006

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              3. Repurchase agreements are valued at cost, which approximates market value.

              4. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

                 valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

              These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2006, outstanding delayed-delivery commitments, including interest purchased where applicable, for the Fund were $29,901,000, which included when-issued securities of $14,899,000. Also outstanding was a same-day sale of a when-issued commitment of $14,875,000.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

              management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended May 31, 2006, these custodian and other bank credits reduced the Fund's expenses by $4,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

         maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the year ended May 31, 2006, the Fund paid CAPCO facility fees of $1,000, which represents 1.8% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns resulted in reclassifications to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $3,155,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2006, and 2005, was as follows:

                                            2006             2005
                                        -----------------------------
         Ordinary income*               $28,404,000       $28,942,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

         As of May 31, 2006, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $    425,000
         Accumulated capital and other losses                      (42,743,000)
         Unrealized depreciation of investments                    (16,485,000)


         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2006, the Fund had a current post-October deferred capital loss of $1,524,000 and capital loss carryovers of $41,219,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2008 and 2014, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


                             CAPITAL LOSS CARRYOVERS
                  --------------------------------------------
                   EXPIRES                           BALANCE
                  -----------                      -----------
                     2008                          $ 8,011,000
                     2009                           13,754,000
                     2010                            1,176,000
                     2012                            9,577,000
                     2013                            4,814,000
                     2014                            3,887,000
                                                   -----------
                                           Total   $41,219,000
                                                   ===========

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2006, were $145,384,000 and $175,225,000, respectively.

         As of May 31, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was $551,141,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2006, for federal income tax purposes, were $1,503,000 and $17,988,000, respectively, resulting in net unrealized depreciation of $16,485,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities-lending transactions during the year ended May 31, 2006.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the year ended May 31, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $708,000, which included no performance adjustment.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $850,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the year ended May 31, 2006, the Fund reimbursed the Manager $21,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $876,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

              In addition, the Fund recorded a receivable from SAS of $3,000 for adjustments related to corrections to shareholder transactions.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended May 31, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                                           NET REALIZED
                                                                                               GAIN TO
          SELLER                            PURCHASER             COST TO PURCHASER             SELLER
         -----------------------------------------------------------------------------------------------
         USAA Life Income Fund          USAA GNMA Trust               $630,000                 $2,000

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2006

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                          YEAR ENDED MAY 31,
                                                 --------------------------------------------------------------------
                                                     2006           2005           2004           2003           2002
                                                 --------------------------------------------------------------------
Net asset value at beginning of period           $   9.76      $    9.72       $  10.16       $  10.08       $   9.89
                                                 --------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                              .48            .47            .48            .56            .57(b)
   Net realized and unrealized gain (loss)           (.44)           .04           (.44)           .08            .19(b)
                                                 --------------------------------------------------------------------
Total from investment operations                      .04            .51            .04            .64            .76
Less distributions:
   From net investment income                        (.48)          (.47)          (.48)          (.56)          (.57)
                                                 --------------------------------------------------------------------
Net asset value at end of period                 $   9.32       $   9.76       $   9.72       $  10.16       $  10.08
                                                 ====================================================================
Total return (%)*                                     .40           5.33            .39           6.49           7.83
Net assets at end of period (000)                $521,176       $594,211       $610,488       $751,794       $589,157
Ratio of expenses to average
   net assets (%)**(a)                                .49            .48            .47            .46            .41
Ratio of net investment income to
   average net assets (%)**                          4.46           4.06           3.62           4.43           5.62(b)
Portfolio turnover (%)                              26.10          37.29          58.53          74.64          44.77

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended May 31, 2006, average net assets were $566,383,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, these amounts would have been:

         Net investment income                                                    $ .57
         Net realized and unrealized gain                                         $ .19
         Ratio of net investment income to average net assets                      5.63%

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GNMA TRUST
MAY 31, 2006

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2005, through May 31, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GNMA TRUST
MAY 31, 2006

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                               EXPENSES PAID
                                                   BEGINNING               ENDING              DURING PERIOD*
                                                 ACCOUNT VALUE          ACCOUNT VALUE        DECEMBER 1, 2005 -
                                                DECEMBER 1, 2005         MAY 31, 2006           MAY 31, 2006
                                               --------------------------------------------------------------
         Actual                                     $1,000.00              $1,003.90                $2.45
         Hypothetical
            (5% return before expenses)              1,000.00               1,022.49                 2.47

         *Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.39% for the six-month period of December 1, 2005, through May 31, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA GNMA TRUST
MAY 31, 2006

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2006

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2006

         its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2006

         asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2005. The Board also noted that the Fund's percentile performance ranking was in the top 30% and top 50% of its performance universe for the one-and three-year periods, respectively, ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2006

         considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability

42

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2006

         and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

 D I R E C T O R S '  A N D  O F F I C E R S '
=====================-----------------------------------------------------------
                      INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

              The Board of Directors of the Company consists of five Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates.
              The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

              Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of May 31, 2006. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

              If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

              * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS
                AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

              CHRISTOPHER W. CLAUS (2,4)
              Director
              Born: December 1960
              Year of Election or Appointment: 2001

              President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

              BARBARA B. DREEBEN (3,4,5,6)
              Director
              Born: June 1945
              Year of Election or Appointment: 1994

              President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              ROBERT L. MASON, PH.D. (3,4,5,6)
              Director
              Born: July 1946
              Year of Election or Appointment: 1997

              Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              MICHAEL F. REIMHERR (3,4,5,6)
              Director
              Born: August 1945
              Year of Election or Appointment: 2000

              President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              RICHARD A. ZUCKER (2,3,4,5,6)
              Director and Chairman of the Board of Directors
              Born: July 1943
              Year of Election or Appointment: 1992(+)

              Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

              (2) MEMBER OF EXECUTIVE COMMITTEE

              (3) MEMBER OF AUDIT COMMITTEE

              (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

              (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

              (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                  USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

              (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

              CLIFFORD A. GLADSON
              Vice President
              Born: November 1950
              Year of Appointment: 2002

              Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              STUART WESTER
              Vice President
              Born: June 1947
              Year of Appointment: 2002

              Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

              MARK S. HOWARD
              Secretary
              Born: October 1963
              Year of Appointment: 2002

              Senior Vice President, Life/IMCO/USAA Financial Planning Services
              (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

              (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT
                  MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              DEBRA K. DUNN
              Treasurer
              Born: August 1969
              Year of Appointment: 2005

              Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

              EILEEN M. SMILEY
              Assistant Secretary
              Born: November 1959
              Year of Appointment: 2003

              Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

              ROBERTO GALINDO, JR.
              Assistant Treasurer
              Born: November 1960
              Year of Appointment: 2000

              Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

              JEFFREY D. HILL
              Chief Compliance Officer
              Born: December 1967
              Year of Appointment: 2004

              Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

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                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

                 MUTUAL FUND    (from touch-tone phones only)
              USAA TOUCHLINE    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23413-0706                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Trustees of USAA Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust. Dr. Starks resigned from the Board of Trustees effective May 22, 2006.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 10 funds in all. Only 9 funds of the Registrant (excluding the Total Return Strategy Fund) have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Funds' annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2006 and 2005 were $221,400 and $150,400, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2006 and 2005 were $50,000 and $15,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification
               returns and excise   Investment   Review under      Excise Tax
               tax calculations      Company     Subchapter M      Assistance          TOTAL
----------------------------------------------------------------------------------------------
FYE 5-31-2006     $44,390            $11,125       $11,633           $ 8,494          $ 75,642
FYE 5-31-2005     $41,100            $14,050       $10,993           $     0          $ 66,143
----------------------------------------------------------------------------------------------
TOTAL             $85,490            $25,175       $22,626           $ 8,494          $141,785
----------------------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2006 or 2005.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2006 and 2005 were $187,642 and $109,143, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2006 and 2005 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                             USAA MUTUAL FUNDS TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA Mutual Funds Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA Mutual Funds Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA Mutual Funds Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (EXCEPT TOTAL RETURN STRATEGY FUND)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    JULY 31, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    JULY 31, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    JULY 31, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.